April 11, 2002


                  SUPPLEMENT TO THE MAY 1 AND OCTOBER 22, 2001
                PROSPECTUSES OF PIONEER VARIABLE CONTRACTS TRUST

The following replaces the section entitled "Portfolio manager" for each respective portfolio:

PIONEER EUROPE VCT PORTFOLIO
Day-to-day management of the portfolio is the responsibility of a team of portfolio managers and analysts. The team manages other Pioneer mutual funds investing primarily in European securities. The team draws upon the research and investment management expertise of the global research team, which provides fundamental research on companies and buy and sell recommendations on equity securities, and Pioneer's affiliate, Pioneer Investment Management Limited.

John A. Carey, director of portfolio management and an executive vice president of Pioneer, supervises the team. Mr. Carey joined Pioneer as an analyst in 1979.

PIONEER GLOBAL FINANCIALS VCT PORTFOLIO, PIONEER GLOBAL HEALTH CARE VCT PORTFOLIO AND PIONEER GLOBAL TELECOMS VCT PORTFOLIO
Day-to-day management of the portfolio is the responsibility of a team of portfolio managers and analysts. The team manages other Pioneer mutual funds investing primarily in global securities. The team draws upon the research and investment management expertise of the global research team, which provides fundamental research on companies and buy and sell recommendations on equity securities, and Pioneer's affiliate, Pioneer Investment Management Limited.

John A. Carey, director of portfolio management and an executive vice president of Pioneer, supervises the team. Mr. Carey joined Pioneer as an analyst in 1979.

PIONEER INTERNATIONAL VALUE VCT PORTFOLIO
Day-to-day management of the portfolio is the responsibility of a team of portfolio managers and analysts. The team manages other Pioneer mutual funds investing primarily in international securities. The team draws upon the research and investment management expertise of the global research team, which provides fundamental research on companies and buy and sell recommendations on equity securities, and Pioneer's affiliate, Pioneer Investment Management Limited.

John A. Carey, director of portfolio management and an executive vice president of Pioneer, supervises the team. Mr. Carey joined Pioneer as an analyst in 1979.



                                                                   11771-00-0402
                                             (C) Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds